Related party transactions and balances (Schedule of Balance with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current:
Amounts due from related parties	¥ 696,520	$ 101,305	¥ 171,331
Current:
Amounts due to related parties	77,159	11,222	86,923
Ctrip [Member]
Current:
Amounts due from related parties	11,091	1,613	16,128
Current:
Amounts due to related parties	73,229	10,650	86,923
JD [Member]
Current:
Amounts due from related parties	50,336	7,321	10,942
Current:
Amounts due to related parties	2,350	342	0
HNA [Member]
Current:
Amounts due from related parties	635,093	92,371	143,084
Black Fish [Member]
Current:
Amounts due from related parties	0	0	1,177
Fullshare [Member]
Current:
Amounts due to related parties	¥ 1,580	$ 230	¥ 0